Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 28,235	$ 27,513
Ending balance	29,256	28,235
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	82,053	79,198
Additions	5,893	5,484
Business combinations/(business disposition)	(14)	14
Transfers	(1,087)	(1,034)
Retirements and disposals	(3,101)	(1,587)
Impairment losses recognized in earnings	(132)	(19)
Reclassified to assets held for sale		3
Ending balance	83,612	82,053
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(53,818)	(51,685)
Transfers	0	96
Retirements and disposals	3,053	1,542
Reclassified to assets held for sale		(1)
Depreciation	3,660	3,627
Business disposition	(21)
Other	(48)	(47)
Ending balance	(54,356)	(53,818)
NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,801	21,914
Ending balance	22,639	21,801
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	70,923	69,477
Additions	2,824	2,643
Business combinations/(business disposition)	11	2
Transfers	1,180	358
Retirements and disposals	(3,063)	(1,550)
Impairment losses recognized in earnings	0	(4)
Reclassified to assets held for sale		3
Ending balance	71,875	70,923
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(49,122)	(47,563)
Transfers	2	(95)
Retirements and disposals	3,025	1,515
Reclassified to assets held for sale		(1)
Depreciation	3,195	3,220
Business disposition	(14)
Other	(44)	(50)
Ending balance	(49,236)	(49,122)
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,193	3,710
Ending balance	4,019	4,193
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,889	7,832
Additions	394	326
Business combinations/(business disposition)	(28)	12
Transfers	51	771
Retirements and disposals	(35)	(37)
Impairment losses recognized in earnings	(132)	(15)
Reclassified to assets held for sale		0
Ending balance	9,139	8,889
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,696)	(4,122)
Transfers	(2)	191
Retirements and disposals	28	27
Reclassified to assets held for sale		0
Depreciation	465	407
Business disposition	(7)
Other	(4)	3
Ending balance	(5,120)	(4,696)
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,241	1,889
Ending balance	2,598	2,241
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,241	1,889
Additions	2,675	2,515
Business combinations/(business disposition)	3	0
Transfers	(2,318)	(2,163)
Retirements and disposals	(3)	0
Impairment losses recognized in earnings	0	0
Reclassified to assets held for sale		0
Ending balance	2,598	2,241
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Transfers	0	0
Retirements and disposals	0	0
Reclassified to assets held for sale		0
Depreciation	0	0
Business disposition	0
Other	0	0
Ending balance	$ 0	$ 0